Share Incentive Plan - Schedule of Fair Value of Share Options Granted to Employees And Directors (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk free interest rate, minimum	0.51%	0.28%	1.43%
Risk free interest rate, maximum	1.17%	1.38%	2.61%
Expected volatility, minimum	76.00%	74.00%	55.00%
Expected volatility, maximum	79.00%	82.00%	58.00%
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)	5 years 6 months	4 years 7 months 6 days	5 years 4 months 24 days
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (in years)	6 years 8 months 12 days	7 years	6 years 4 months 24 days